SCHEDULE OF FAIR VALUE OF STOCK OPTIONS GRANTED USING THE ASSUMPTIONS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Expected term (years)	5 years	5 years
Expected volatility	153.90%	149.67%
Risk-free interest rate	0.08%	1.61%
Expected dividend yield	0.00%	(0.00%)